SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards
Gross deferred tax assets	61,762	55,457
Less: valuation allowance	(61,762)	(55,457)
Total deferred tax assets, net
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Gross deferred tax assets
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Gross deferred tax assets
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Gross deferred tax assets	$ 61,762	$ 55,457